Material Accounting Policy Information (Details 1)	12 Months Ended
Dec. 31, 2023
Dolly Varden [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Beneficial interest	22.03%
Place of incorporation, Associates	BC, Canada
UMS [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Beneficial interest	25.00%
Place of incorporation, Associates	BC, Canada
ESJV [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Beneficial interest	50.022%
Place of incorporation, Joint arrangement	Quebec, Canada